Property, Plant and Equipment - Summary of Property, Plant and Equipment (Detail) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Property, Plant and Equipment [Line Items]
Property and equipment, gross	$ 1,151,776	$ 1,068,764
Less: accumulated depreciation	(788,857)	(689,903)
Property and equipment, net	362,919	378,861
Land, buildings and improvements
Property, Plant and Equipment [Line Items]
Property and equipment, gross	10,022	9,391
Wireless communication systems
Property, Plant and Equipment [Line Items]
Property and equipment, gross	879,209	811,344
Furniture, equipment, vehicles and software
Property, Plant and Equipment [Line Items]
Property and equipment, gross	221,943	196,215
Construction in progress
Property, Plant and Equipment [Line Items]
Property and equipment, gross	$ 40,602	$ 51,814